Goodwill (Details 3) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Reebonz Korea [Member]
StatementsLineItems [Line Items]
Principal place of business	Korea	Korea
Proportion of ownership interest held by NCI	41.60%	41.60%
Profit/(Loss) allocated to NCI during the reporting period	$ (49)	$ 63
Accumulated NCI at the end of reporting period	$ 2,183	$ 2,323
Invitree [Member]
StatementsLineItems [Line Items]
Principal place of business	Korea	Korea
Proportion of ownership interest held by NCI	47.40%	47.40%
Profit/(Loss) allocated to NCI during the reporting period	$ (90)	$ (277)
Accumulated NCI at the end of reporting period	$ (2,076)	$ (2,081)